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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/03
Check here if Amendment /X/;  Amendment Number: 16
This Amendment (Check only one.): / / is a restatement.
/X/  adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Neumeier Investment Counsel LLC
Address: 26435 Carmel Rancho Blvd.
         Carmel, CA 93923
Form 13F File Number: 28-4792
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Peter Neumeier
Title:  President
Phone:   831-625-6355
Signature, Place, and Date of Signing:
/s/ Peter Neumeier     Carmel, California        5/14/03
---------------------  -----------------------  --------
[Signature]            [City, State]            [Date]
Report Type (Check only one.):
/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   0
Form 13F Information Table Entry Total:   26
Form 13F Information Table Value Total: $152590
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
     28-4792 Neumeier Investment Counsel LLC
[Repeat as necessary.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COL. 6   COLUMN 7         COLUMN 8
----------------------------  --------------  ---------  ---------  --------------------  -------  -------- -----------------------
                                                                                                    OTHER       VOTING AUTHORITY
                                                           VALUE    SHARES/   SH/P  PUT/  INVSTMT  MANAGERS -----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   RN    CALL  DSCRETN    NONE     SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Andrx Group                        COM        034553107       4653    394000               394000            215000  179000

Arthur J. Gallagher                COM        363576109       6827    278100               278100            136300  141800

Borders Inc.                       COM        099709107       3397    231100               231100            149900   81200

Colonial BancGroup Inc.            COM        195493309       6555    582650               582650            297300  285350

Dentsply International             COM        249030107       1759     50562                50562             31150   19412

Doral Financial Corporation        COM        25811P100      10790    305224               305224            161150  144074

Emcor Group Inc.                   COM        29084Q100       5385    111600               111600             58200   53400

Engelhard Corporation              COM        292845104       4765    222450               222450            121000  101450

Harman International               COM        413086109       5844     99775                99775             55600   44175

Jacobs Engineering Group           COM        469814107       7346    174875               174875             92800   82075

Lubrizol Corp.                     COM        549271104       5534    184400               184400             99000   85400

Michaels Stores Inc.               COM        594087108       2820    112750               112750             57300   55450

Mohawk Industries Inc.             COM        608190104       2306     48100                48100             25750   22350

National Oilwell Inc.              COM        637071101       6195    276675               276675            130900  145775

Newfield Exploration               COM        651290108       4733    139650               139650             99050   40600

Nuveen Investments Inc.            CLA        478035108       5131    229600               229600            118200  111400

Pharmaceutical Resource            COM        717125108      11563    272200               272200            149800  122400

Platinum Underwriters              COM        G7127P100       6709    264650               264650            135100  129550

Renaissance RE                     COM        G7496G103       7741    193275               193275            106800   86475

Scansource Inc.                    COM        806037107       3665    195448               195448            100450   94998

Silicon Valley Bancshares          COM        827064106       5445    299350               299350            155000  144350

St. Francis Capital Corp.          COM        789374105       5015    219650               219650             91800  127850

Superior Industries                COM        868168105       5768    158325               158325             76000   82325

Tetra Tech Inc.                    COM        88162G103       8482    599850               599850            302300  297550

Tidewater Inc.                     COM        886423102       7288    253750               253750            136600  117150

Wilmington Trust                   COM        971807102       6874    247275               247275            142200  105075

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COL. 6   COLUMN 7         COLUMN 8
----------------------------  --------------  ---------  ---------  --------------------  -------  -------- -----------------------
                                                                                                     OTHER      VOTING AUTHORITY
                                                           VALUE    SHARES/   SH/P  PUT/  INVSTMT  MANAGERS -----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   RN    CALL  DSCRETN    NONE    SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------